Fees Summary	Aug. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,168,000
Previously Paid Amount	0.00
Total Fee Amount	320.00
Total Offset Amount	0.00
Net Fee	320.00
Narrative - Max Aggregate Offering Price	$ 2,168,000
Final Prospectus	true